NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Shareholders' Equity (Details) - shares	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning balance (in shares)		31,018,553	20,057,562	17,940,035
Conversion of convertible notes ("OCA") (in shares)		0	2,977,887	2,094,704
Exercise of warrants (in shares)				16,080
Free shares (in shares)			22,554	6,743
Ending balance (in shares)		31,018,553	31,018,553	20,057,562
April Registered Offering
Disclosure of classes of share capital [line items]
Number of shares issued during the period (in shares)		0	4,137,932
At-The-Market Offering
Disclosure of classes of share capital [line items]
Number of shares issued during the period (in shares)	744,186	0	744,186
December Registered Offering
Disclosure of classes of share capital [line items]
Number of shares issued during the period (in shares)			3,078,432